Cash and Cash Equivalents - Reconciliation of Liabilities from Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning of year	$ 20	$ 36
Cash flows	(226)	(74)
Accumulated interest	154	1
Additions	4,161	54
Exchange rate adjustment	(266)	3
Balance end of year	3,843	20
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning of year	20	36
Cash flows	(226)	(74)
Accumulated interest	123	1
Additions	2,731	54
Exchange rate adjustment	(128)	3
Balance end of year	2,520	$ 20
Loan From Lessor
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows
Accumulated interest	31
Additions	1,269
Exchange rate adjustment	(130)
Balance end of year	1,170
Provision
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash flows
Additions	161
Exchange rate adjustment	(8)
Balance end of year	$ 153